Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000256223 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Municipal Income ETF
Class Name	Nuveen High Yield Municipal Income ETF
Trading Symbol	NHYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen High Yield Municipal Income ETF for the period of January 22, 2025 (inception) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Municipal Income ETF	$35	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Municipal Income ETF returned ‑0.01% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on January 22, 2025, through March 31, 2025. The Fund performed in line with the S&P Municipal Yield Index, which returned 0.01%.

•  Top contributors to relative performance

•  An underweight to tobacco settlement bonds.

•  An overweight to incremental tax bonds.

•  Top detractors from relative performance

•  An underweight to durations of two to four years and an overweight to durations of 12 years and longer.

•  Given the abbreviated reporting period from January 22, 2025, through March 31, 2025, the discussion above has limited utility for analyzing the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

Since Inception (1/22/25)

NAV	(0.01)%

S&P Municipal Bond Index	(0.22)%

S&P Municipal Yield Index	0.01%

Performance Inception Date	Jan. 22, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 69,206,638
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 26,018
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2025)

Fund net assets	$69,206,638

Total number of portfolio holdings	176

Portfolio turnover (%)	52%

Total management fees paid for the year	$ 26,018

Holdings [Text Block]
(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
C000256224 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Municipal Income ETF
Class Name	Nuveen Municipal Income ETF
Trading Symbol	NUMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Municipal Income ETF for the period of January 22, 2025 (inception) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Municipal Income ETF	$29	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Municipal Income ETF returned ‑0.70% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on January 22, 2025, through March 31, 2025. The Fund underperformed the S&P Municipal Bond Index, which returned ‑0.22%.

•  Top contributors to relative performance

•  Overweight to A‑rated bonds.

•  Underweight to local general obligation bonds.

•  Top detractors from relative performance

•  Security selection and duration positioning.

•  Given the abbreviated reporting period from January 22, 2025, through March 31, 2025, the discussion above has limited utility for analyzing the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

Since Inception (1/22/25)

NAV	(0.70)%

S&P Municipal Bond Index	(0.22)%

Performance Inception Date	Jan. 22, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 53,259,040
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 19,504
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2025)

Fund net assets	$53,259,040

Total number of portfolio holdings	186

Portfolio turnover (%)	69%

Total management fees paid for the year	$ 19,504

Holdings [Text Block]
(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.